Right-of-use assets (Narrative) (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Right-of-use assets
Deposit	$ 46,132	$ 28,806	$ 26,076
Discount rate	10.70%
New lease
Right-of-use assets
Deposit	$ 44,578